Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Cash on hand	¥ 588,493	¥ 498,423
Total balance of cash and cash equivalents, time deposits and restricted cash	184,237,431	219,480,354
Mainland China [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	178,390,137	206,145,906
HKSAR [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	5,258,801	12,836,025
Cayman
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	183,648,938	218,981,931
RMB [Member] | Mainland China [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	50,460,661	119,984,377
RMB [Member] | HKSAR [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	29	4,739
USD [Member] | Mainland China [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	127,929,476	86,161,529
USD [Member] | HKSAR [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	4,422,880	12,831,286
HKD [Member] | HKSAR [Member]
Schedule of Cash and Cash Equivalents and Time Deposit are Deposited in Financial Institutions [Line Items]
Total cash balances	¥ 835,892	¥ 0